Segment and geographic information (Tables)	6 Months Ended
Sep. 30, 2019
Segment and Geographic Information [Abstract]
Business segments' results

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2018
Non-interest revenue	¥174,522	¥52,302	¥236,662	¥56,651	¥520,137
Net interest revenue	4,021	(1,532)	48,288	(16,931)	33,846

Net revenue	178,543	50,770	284,950	39,720	553,983
Non-interest expenses	146,403	31,574	287,459	75,373	540,809

Income (loss) before income taxes	¥32,140	¥19,196	¥(2,509)	¥(35,653)	¥13,174

Six months ended September 30, 2019
Non-interest revenue	¥154,373	¥61,597	¥271,558	¥184,486	¥672,014
Net interest revenue	3,149	(1,421)	44,626	(902)	45,452

Net revenue	157,522	60,176	316,184	183,584	717,466
Non-interest expenses	144,143	31,988	277,256	58,702	512,089

Income (loss) before income taxes	¥13,379	¥28,188	¥38,928	¥124,882	¥205,377

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2018
Non-interest revenue	¥83,857	¥25,455	¥121,965	¥29,514	¥260,791
Net interest revenue	1,853	(774)	25,695	(3,532)	23,242

Net revenue	85,710	24,681	147,660	25,982	284,033
Non-interest expenses	73,494	15,768	142,745	50,448	282,455

Income (loss) before income taxes	¥12,216	¥8,913	¥4,915	¥(24,466)	¥1,578

Three months ended September 30, 2019
Non-interest revenue	¥75,350	¥26,384	¥134,934	¥120,526	¥357,194
Net interest revenue	1,532	(708)	21,764	2,769	25,357

Net revenue	76,882	25,676	156,698	123,295	382,551
Non-interest expenses	71,621	15,630	137,777	29,866	254,894

Income (loss) before income taxes	¥5,261	¥10,046	¥18,921	¥93,429	¥127,657

Major components of income (loss) before income taxes in "Other"

	Millions of yen
	Six months ended September 30
	2018	2019
Net gain (loss) related to economic hedging transactions	¥(29,825)	¥19,837
Realized gain on investments in equity securities held for operating purposes	52	1,330
Equity in earnings of affiliates	15,155	16,274
Corporate items	(26,201)	(3,244)
Other(1)(2)	5,166	90,685

Total	¥(35,653)	¥124,882

	Millions of yen
	Three months ended September 30
	2018	2019
Net gain (loss) related to economic hedging transactions	¥(16,018)	¥7,043
Realized gain on investments in equity securities held for operating purposes	7	1,254
Equity in earnings of affiliates	8,536	8,009
Corporate items	(23,719)	(4,635)
Other(1)(2)	6,728	81,758

Total	¥(24,466)	¥93,429

(1)	Includes the impact of Nomura’s own creditworthiness.
(2)	Includes gain of ¥73,293 million from the sale of a part of Nomura Research Institute, Ltd. ordinary shares for the six and three months ended September 30, 2019.

Reconciliation of combined business segments' results included in preceding table to reported net revenue, non-interest expenses and income (loss) before income taxes

	Millions of yen
	Six months ended September 30
	2018	2019
Net revenue	¥553,983	¥717,466
Unrealized gain (loss) on investments in equity securities held for operating purposes	936	(2,085)

Consolidated net revenue	¥554,919	¥715,381

Non-interest expenses	¥540,809	¥512,089
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥540,809	¥512,089

Income before income taxes	¥13,174	¥205,377
Unrealized gain (loss) on investments in equity securities held for operating purposes	936	(2,085)

Consolidated income before income taxes	¥14,110	¥203,292

	Millions of yen
	Three months ended September 30
	2018	2019
Net revenue	¥284,033	¥382,551
Unrealized gain (loss) on investments in equity securities held for operating purposes	(1,111)	829

Consolidated net revenue	¥282,922	¥383,380

Non-interest expenses	¥282,455	¥254,894
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥282,455	¥254,894

Income before income taxes	¥1,578	¥127,657
Unrealized gain (loss) on investments in equity securities held for operating purposes	(1,111)	829

Consolidated income before income taxes	¥467	¥128,486

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

	Millions of yen
	Six months ended September 30
	2018	2019
Net revenue(1):
Americas	¥95,033	¥125,274
Europe	69,801	60,921
Asia and Oceania	19,916	33,257

Subtotal	184,750	219,452
Japan	370,169	495,929

Consolidated	¥554,919	¥715,381

Income (loss) before income taxes:
Americas	¥(23,260)	¥15,409
Europe	(16,799)	3,039
Asia and Oceania	201	22,172

Subtotal	(39,858)	40,620
Japan	53,968	162,672

Consolidated	¥14,110	¥203,292

	Millions of yen
	Three months ended September 30
	2018	2019
Net revenue(1):
Americas	¥41,931	¥52,735
Europe	34,181	30,091
Asia and Oceania	10,423	16,441

Subtotal	86,535	99,267
Japan	196,387	284,113

Consolidated	¥282,922	¥383,380

Income (loss) before income taxes:
Americas	¥(21,576)	¥1,143
Europe	(11,634)	(1,490)
Asia and Oceania	1,033	10,530

Subtotal	(32,177)	10,183
Japan	32,644	118,303

Consolidated	¥467	¥128,486

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen
	March 31, 2019	September 30, 2019
Long-lived assets:
Americas	¥50,829	¥87,788
Europe	56,821	57,480
Asia and Oceania	9,588	26,036

Subtotal	117,238	171,304
Japan	252,420	307,064

Consolidated	¥369,658	¥478,368